Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2012
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments

NOTE 20 Fair Value of Financial Instruments

ASC 825, Disclosures about Fair Values of Financial Instruments, requires disclosure of estimated fair values of the Company’s financial instruments, including assets, liabilities and off-balance sheet items for which it is practicable to estimate fair value. The fair value estimates are made as of December 31, 2012 and 2011 based upon relevant market information, if available, and upon the characteristics of the financial instruments themselves. Because no market exists for a significant portion of the Company’s financial instruments, fair value estimates are based upon judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. The estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Fair value estimates are based only on existing financial instruments without attempting to estimate the value of anticipated future business or the value of assets and liabilities that are not considered financial instruments. In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on the fair value estimates and have not been considered in any of the estimates.

The estimated fair value of the Company’s financial instruments are shown below. Following the table, there is an explanation of the methods and assumptions used to estimate the fair value of each class of financial instruments.

	December 31, 2012						December 31, 2011
	Carrying amount	Estimated fair value	Fair value hierarchy			Contract amount	Carrying amount	Estimated fair value	Contract amount
(Dollars in thousands)			Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$83,660	83,660	83,660				67,840	67,840
Securities available for sale	85,891	85,891	81	85,810			126,114	126,114
Loans held for sale	2,584	2,584		2,584			3,709	3,709
Loans receivable, net	454,045	459,177		459,177			555,908	566,266
Federal Home Loan Bank stock	4,063	4,063		4,063			4,222	4,222
Accrued interest receivable	2,018	2,018		2,018			2,449	2,449
Assets held for sale	0	0		0			1,583	1,605
Financial liabilities:
Deposits	514,951	514,951		514,951			620,128	620,128
Deposits held for sale	0	0					36,048	36,048
Federal Home Loan Bank advances	70,000	71,623		71,623			70,000	74,433
Accrued interest payable	247	247		247			780	780
Off-balance sheet financial instruments:
Commitments to extend credit	27	27				84,877	29	29	91,113
Commitments to sell loans	(40)	(40)				7,046	(94)	(94)	7,263

Cash and Cash Equivalents     The carrying amount of cash and cash equivalents approximates their fair value.

Securities Available for Sale    The fair values of securities were based upon quoted market prices.

Loans Held for Sale    The fair values of loans held for sale were based upon quoted market prices for loans with similar interest rates and terms to maturity.

Loans Receivable    The fair values of loans receivable were estimated for groups of loans with similar characteristics. The fair value of the loan portfolio, with the exception of the adjustable rate portfolio, was calculated by discounting the scheduled cash flows through the estimated maturity using anticipated prepayment speeds and using discount rates that reflect the credit and interest rate risk inherent in each loan portfolio. The fair value of the adjustable loan portfolio was estimated by grouping the loans with similar characteristics and comparing the characteristics of each group to the prices quoted for similar types of loans in the secondary market. This method of estimating fair value does not incorporate the exit-price concept of fair value prescribed by ASC 820, Fair Value Measurements and Disclosures.

Federal Home Loan Bank Stock    The carrying amount of FHLB stock approximates its fair value.

Accrued Interest Receivable    The carrying amount of accrued interest receivable approximates its fair value since it is short-term in nature and does not present unanticipated credit concerns.

Deposits    The fair value of demand deposits, savings accounts and certain money market account deposits is the amount payable on demand at the reporting date. The fair value of fixed maturity certificates of deposit is estimated using the rates currently offered for deposits of similar remaining maturities. If the fair value of the fixed maturity certificates of deposit is calculated at less than the carrying amount, the carrying value of these deposits is reported as the fair value.

The fair value estimate for deposits does not include the benefit that results from the low cost funding provided by the Company’s existing deposits and long-term customer relationships compared to the cost of obtaining different sources of funding. This benefit is commonly referred to as the core deposit intangible.

Federal Home Loan Bank Advances    The fair values of advances with fixed maturities are estimated based on discounted cash flow analysis using as discount rates the interest rates charged by the FHLB for borrowings of similar remaining maturities.

Accrued Interest Payable    The carrying amount of accrued interest payable approximates its fair value since it is short-term in nature.

Commitments to Extend Credit    The fair values of commitments to extend credit are estimated using the fees normally charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present creditworthiness of the counter parties.

Commitments to Sell Loans    The fair values of commitments to sell loans are estimated using the quoted market prices for loans with similar interest rates and terms to maturity.